Statutory Reserves and Restricted Net Assets (Details) - Schedule of PRC subsidiaries - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Statutory Accounting Practices [Line Items]
Total restricted net assets	$ 34,999,499	$ 34,969,697
Additional Paid-in Capital [Member]
Statutory Accounting Practices [Line Items]
Total restricted net assets	23,919,850	23,919,850
Statutory Reserves [Member]
Statutory Accounting Practices [Line Items]
Total restricted net assets	$ 11,079,649	$ 11,049,847